Revenue Recognition	12 Months Ended
Dec. 31, 2019
Revenue Recognition [Abstract]
Revenue Recognition [Text Block]
Note 2 – Revenue Recognition
Revenue by Category
The following table presents our revenue disaggregated by major service line:

	Transco	Northwest Pipeline	Gulf of Mexico Midstream	Northeast Midstream	West Midstream	Other	Eliminations	Total
	(Millions)
2019
Revenues from contracts with customers:
Service revenues:
Non-regulated gathering, processing, transportation, and storage:
Monetary consideration	$—	$—	$479	$1,171	$1,309	$—	$(75)	$2,884
Commodity consideration	—	—	41	12	150	—	—	203
Regulated interstate natural gas transportation and storage	2,336	450	—	—	—	—	(6)	2,780
Other	11	—	26	147	42	—	(16)	210
Total service revenues	2,347	450	546	1,330	1,501	—	(97)	6,077
Product Sales:
NGL and natural gas	106	—	185	150	1,795	—	(173)	2,063
Total revenues from contracts with customers	2,453	450	731	1,480	3,296	—	(270)	8,140
Other revenues (1)	1	—	8	20	14	30	(12)	61
Total revenues	$2,454	$450	$739	$1,500	$3,310	$30	$(282)	$8,201

2018
Revenues from contracts with customers:
Service revenues:
Non-regulated gathering, processing, transportation, and storage:
Monetary consideration	$—	$—	$541	$861	$1,590	$2	$(73)	$2,921
Commodity consideration	—	—	59	20	321	—	—	400
Regulated interstate natural gas transportation and storage	1,921	443	—	—	—	—	(2)	2,362
Other	2	—	17	94	46	—	(15)	144
Total service revenues	1,923	443	617	975	1,957	2	(90)	5,827
Product Sales:
NGL and natural gas	127	—	307	287	2,421	—	(382)	2,760
Other	—	—	—	—	21	—	(4)	17
Total product sales	127	—	307	287	2,442	—	(386)	2,777
Total revenues from contracts with customers	2,050	443	924	1,262	4,399	2	(476)	8,604
Other revenues (1)	11	—	18	21	12	32	(12)	82
Total revenues	$2,061	$443	$942	$1,283	$4,411	$34	$(488)	$8,686

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(1)
Revenues not within the scope of ASC 606, “Revenue from Contracts with Customers,” consist of leasing revenues associated with our headquarters building and management fees that we receive for certain services we provide to operated equity-method investments, which are reported in Service revenues in our Consolidated Statement of Operations, and amounts associated with our derivative contracts, which are reported in Product sales in our Consolidated Statement of Operations.
Contract Assets
The following table presents a reconciliation of our contract assets:

	Year Ended December 31,
	2019	2018
	(Millions)
Balance at beginning of period	$4	$4
Revenue recognized in excess of amounts invoiced	62	66
Minimum volume commitments invoiced	(58)	(66)
Balance at end of period	$8	$4

Contract Liabilities
The following table presents a reconciliation of our contract liabilities:

	Year Ended December 31,
	2019	2018
	(Millions)
Balance at beginning of period	$1,397	$1,596
Payments received and deferred	157	314
Significant financing component	13	16
Deconsolidation of Jackalope interest (Note 6)	—	(52)
Deconsolidation of certain Permian assets (Note 6)	—	(26)
Recognized in revenue	(352)	(451)
Balance at end of period	$1,215	$1,397

Remaining Performance Obligations
Remaining performance obligations primarily include reservation charges on contracted capacity for our gas pipeline firm transportation contracts with customers, storage capacity contracts, long-term contracts containing minimum volume commitments associated with our midstream businesses, and fixed payments associated with offshore production handling. For our interstate natural gas pipeline businesses, remaining performance obligations reflect the rates for such services in our current FERC tariffs for the life of the related contracts; however, these rates may change based on future tariffs approved by the FERC and the amount and timing of these changes are not currently known.
Our remaining performance obligations exclude variable consideration, including contracts with variable consideration for which we have elected the practical expedient for consideration recognized in revenue as billed. Certain of our contracts contain evergreen and other renewal provisions for periods beyond the initial term of the contract. The remaining performance obligation amounts as of December 31, 2019, do not consider potential future performance obligations for which the renewal has not been exercised and excludes contracts with customers for which the underlying facilities have not received FERC authorization to be placed into service. Consideration received prior to December 31, 2019, that will be recognized in future periods is also excluded from our remaining performance obligations and is instead reflected in contract liabilities.
The following table presents the amount of the contract liabilities balance expected to be recognized as revenue when performance obligations are satisfied and the transaction price allocated to the remaining performance obligations under certain contracts as of December 31, 2019.

	Contract Liabilities	Remaining Performance Obligations
	(Millions)
2020	$160	$3,418
2021	121	3,241
2022	113	3,117
2023	101	2,524
2024	91	2,339
Thereafter	629	18,815
Total	$1,215	$33,454